UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            Aug 12, 2005
---------------------     -------------------------      ------------
     [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		0
                                         -----------------

Form 13F Information Table Entry Total:  	133
					 -----------------

Form 13F Information Table Value Total:       88,647
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AVX Corp			com	 002444107     679	 56000	 SH            SOLE		         56000	0      0
Adaptec Inc			com	 00651F108      47	 12119	 SH	       SOLE		         12119	0      0
Advanced Digital Information	com	 007525108    1490	195988	 SH	       SOLE		        195988	0      0
Aeroflex Inc	                com	 007768104    1455	173176	 SH	       SOLE			173176	0      0
Amicas Inc	                com	 001712108    1282	283024	 SH	       SOLE		        283024	0      0
Andrew Corp	                com	 034425108     991	 77700	 SH	       SOLE		         77700	0      0
Apac Customer Services Inc	com	 00185E106     100	124721	 SH	       SOLE			124721	0      0
Applied Micro Circuits Corp	com	 03822W109     465	181690	 SH	       SOLE			181690	0      0
Avid Technolgy Inc	        com	 05367P100     559	 10500	 SH	       SOLE			 10500	0      0
Avnet Inc	                com	 053807103    1755	 77892	 SH	       SOLE			 77892	0      0
Bisys Group Inc	                com	 055472104     792	 53000	 SH	       SOLE			 53000	0      0
Borland Software Corp	        com	 099849101    1694	247004	 SH	       SOLE			247004	0      0
Boston Scientific Corp	        com	 101137107     405	 15000	 SH	       SOLE			 15000	0      0
Brink's Co	                com	 109696104    1033	 28700	 SH	       SOLE			 28700	0      0
Brocade Communications Sys	com	 111621108     741	190958	 SH            SOLE			190958	0      0
Brooktrout Inc	                com	 114580103     746	 66853	 SH	       SOLE			 66853	0      0
Cadence Design Systems	        com	 127387108     260	 19000	 SH	       SOLE			 19000	0      0
CalAmp Corp	                com	 128126109     213	 30000	 SH	       SOLE			 30000	0      0
Captaris Inc			com	 14071N104     618	149329	 SH	       SOLE			149329	0      0
Carreker Corp			com	 144433109    1153	210358	 SH	       SOLE			210358	0      0
Carrington Labs Inc		com	 144525102	46	 10300	 SH  	       SOLE			 10300	0      0
Celestica Inc		    sub vtg shs	 15101Q108     136	 10200	 SH	       SOLE			 10200	0      0
Century Business Svcs Inc       com      156490104     397       97962   SH            SOLE                      97962  0      0
Clear Channel Communications	com	 184502102     464	 15000	 SH	       SOLE			 15000	0      0
Comfort Sys USA Inc		com	 199908104     249	 37900	 SH	       SOLE			 37900	0      0
CompuDyne Corp		  com par $.075  204795306      92	 13139	 SH	       SOLE			 13139	0      0
Computer Horizons Corp		com	 205908106     371	118386	 SH	       SOLE		        118386	0      0
Computer Task Group		com	 205477102     145	 40300	 SH	       SOLE			 40300	0      0
Comverse Technology	  com par $0.10	 205862402     698	 29548	 SH	       SOLE			 29548	0      0
Copart Inc			com	 217204106     386	 16200	 SH	       SOLE			 16200	0      0
Covenant Transport		com	 22284P105     826	 62592	 SH	       SOLE			 62592	0      0
Curative Health Services	com	 23126W100      59	 26000	 SH	       SOLE			 26000	0      0
Datastream Sys Inc		com	 238124101    1229	168808	 SH	       SOLE			168808	0      0
DoubleClick Inc			com	 258609304     960	114400	 SH	       SOLE			114400	0      0
Ducommun Inc Del		com	 264147109     507	 30000	 SH	       SOLE			 30000	0      0
Dycom Inds Inc			com	 267475101    1288	 65000	 SH	       SOLE			 65000	0      0
E M C Corp Mass			com	 268648102     946	 69000	 SH	       SOLE			 69000	0      0
Ellis Perry Intl Inc		com	 288853104     955	 40826	 SH    	       SOLE			 40826	0      0
Fairchild Semi Intl 		com	 303726103     369	 25000	 SH	       SOLE			 25000	0      0
Family Dlr Stores Inc		com	 307000109     653	 25000	 SH    	       SOLE			 25000	0      0
Finisar				com	 31787A101      26	 24500	 SH	       SOLE			 24500	0      0
First Consulting Group Inc	com	 31986R103     655	128182	 SH	       SOLE			128182	0      0
GSI Group Inc			com	 36229U102     450	 47722	 SH	       SOLE			 47722	0      0
Gap Inc Del			com	 364760108     869	 44000	 SH	       SOLE			 44000	0      0
Gartner Inc			com	 366651107     210	 19800	 SH	       SOLE			 19800	0      0
HMS Hldgs Corp			com	 40425J101      83	 12500	 SH	       SOLE			 12500	0      0
Hewitt Assocs Inc		com	 42822Q100    1648	 62159	 SH	       SOLE			 62159	0      0
Hooper Holmes Inc		com	 439104100     470	113200	 SH	       SOLE			113200	0      0
ICT Group Inc			com	 44929Y101     800	 76886	 SH	       SOLE			 76886	0      0
IVAX Corp			com	 465823102    1196	 55625	 SH	       SOLE			 55625	0      0
Ibis Technology Corp		com	 450909106     117	 57800	 SH	       SOLE			 57800	0      0
InFocus corp			com	 45665B106     343	 82800	 SH	       SOLE			 82800	0      0
Inforte Corp			com	 45677R107     171	 51591	 SH	       SOLE			 51591	0      0
Innovex Inc			com	 457647105     392	114298	 SH	       SOLE			114298	0      0
Intel Corp			com	 458140100    1153	 44300	 SH	       SOLE			 44300	0      0
Intervoice Inc			com	 461142101     642	 74398	 SH	       SOLE			 74398	0      0
JDA Software Group Inc		com	 46612K108    1539	135270	 SH	       SOLE			135270	0      0
Jabil Circuit Inc		com	 466313103     495	 16100	 SH	       SOLE			 16100	0      0
Jones Apparel Group Inc		com	 480074103    1301	 41900	 SH	       SOLE			 41900	0      0
Keane Inc			com	 486665102     407	 29700	 SH	       SOLE			 29700	0      0
Kellwood Co			com	 488044108    1009	 37500	 SH	       SOLE			 37500	0      0
Kforce Inc			com	 493732101     986	116496	 SH	       SOLE			116496	0      0
LIN TV Corp		    com ser A 	 532774106     554	 39900	 SH	       SOLE			 39900	0      0
Lawson Software Inc		com	 520780107     938	182179	 SH	       SOLE			182179	0      0
Learning Tree Intl Inc		com	 522015106     321	 26975	 SH	       SOLE			 26975	0      0
Liberty Media Corp		com	 530718105     387	 38000	 SH	       SOLE			 38000	0      0
Linen N Things Inc		com	 535679104    1062	 44900	 SH	       SOLE			44900	0      0
MPS Group Inc			com	 553409103    1718	182400	 SH	       SOLE			182400	0      0
MRO Sofware Inc                 com      55347W105     811       55517   SH            SOLE                      55517  0      0
Manugistic Group Inc		com	 565011103     184	103278	 SH	       SOLE			103278	0      0
Mentor Graphics Corp		com	 587200106     539	 52800	 SH	       SOLE			 52800	0      0
Merix Corp			com	 590049102     617	105398	 SH	       SOLE			105398	0      0
Modtech Hldgs Inc		com	 60783C100     629	 96713	 SH	       SOLE			 96713	0      0
Motorola Inc			com	 620076109     391	 21400	 SH	       SOLE			 21400	0      0
NMS Communications Corp		com	 629248105     491	171797	 SH	       SOLE			171797	0      0
Newell Rubbermaid Inc		com	 651229106    1111	 46600	 SH	       SOLE			 46600	0      0
Nokia Corp	          sponsored ADR  654902204    1265	 76000	 SH	       SOLE			 76000	0      0
Nortel Networks Corp		com	 656568102     354	135800	 SH	       SOLE			135800	0      0
Novell Inc			com	 670006105    1480	238671	 SH	       SOLE			238671	0      0
Nu Horizons Electrs Corp	com	 669908105     157	 24518	 SH	       SOLE			 24518	0      0
On-Assignment Inc		com	 682159108     899	180450	 SH	       SOLE			180450	0      0
Open Text Corp			com	 683715106     145	 10259	 SH	       SOLE			 10259	0      0
Optical Communication Prods	Cl A	 68382T101     195	102519	 SH	       SOLE			102519	0      0
Osteotech Inc			com	 688582105     518	140797	 SH	       SOLE			140797	0      0
PC-Tel Inc			com	 69325Q105     230	 29331	 SH	       SOLE			 29331	0      0
PDI Inc                         com      69329V100     478       38773   SH            SOLE                      38773  0      0
Park Electrochemical Corp	com	 700416209     827	 32800	 SH	       SOLE			 32800	0      0
Pervasive Software Inc		com	 715710109     323	 76350	 SH	       SOLE			 76350	0      0
Pfizer Inc			com	 717081103     276	 10000	 SH	       SOLE			 10000	0      0
Photronics Inc			com	 719405102     508	 21766	 SH	       SOLE			 21766	0      0
Pixelworks Inc			com	 72581M107     150	 17500	 SH	       SOLE			 17500	0      0
Pride Intl Inc Del		com	 74153Q102     285	 11100	 SH	       SOLE			 11100	0      0
RCM Technologies Inc		com new	 749360400     358	 81800	 SH	       SOLE			 81800	0      0
RF MicroDevices Inc		com	 749941100     560	103500   SH	       SOLE			103500	0      0
RSA Sec Inc			com	 749719100     644	 56094	 SH	       SOLE			 56094	0      0
Radiant Systems Inc		com	 75025N102    1337	117241	 SH	       SOLE			117241	0      0
Regeneration Tech Inc Del	com	 75886N100     895	142921	 SH	       SOLE			142921	0      0
S1 Corporation			com	 78463B101     471	100000	 SH	       SOLE			100000	0      0
SCS Transn Inc			com	 81111T102     598	 33600	 SH	       SOLE			 33600	0      0
Schulman A Inc			com	 808194104    1408	 78720	 SH	       SOLE			 78720	0      0
Sentry Technology		com	 81731K101       5	 45100	 SH	       SOLE			 45100	0      0
Siebel Sys Inc			com	 826170102     719	 80741	 SH	       SOLE			 80741	0      0
Six Flags Inc			com	 83001P109    1364	293300	 SH	       SOLE			293300	0      0
Skyworks Solutions Inc		com	 83088M102    1518	206023	 SH	       SOLE			206023	0      0
Smurfit-Stone Container Corp	com	 832727101    1220	120000	 SH	       SOLE			120000	0      0
Solectron Corp			com	 834182107     573	151274	 SH	       SOLE			151274	0      0
Sonic Innovations Inc		com	 83545M109     496	103550	 SH	       SOLE			103550	0      0
SourceCorp			com	 836167106     721	 36400	 SH	       SOLE			 36400	0      0
Southwest Airls Co		com	 844741108    1765	126700	 SH	       SOLE			126700	0      0
Stewart & Stevenson Svcs Inc	com	 860342104     492	 21700	 SH	       SOLE			 21700	0      0
Stonepath Group			com	 861837102	44	 47292	 SH	       SOLE			 47292	0      0
Sun Microsystems Inc		com	 866810104    1058	283600	 SH	       SOLE			283600	0      0
Sunrise Telecom Inc		com	 86769Y105     144	 70124	 SH	       SOLE			 70124	0      0
SupportSoft Inc			com	 868587106     519	100000	 SH	       SOLE			100000	0      0
Swift Transn Co			com	 870756103     320	 13741	 SH	       SOLE			 13741	0      0
Sycamore Networks Inc		com	 871206108     532	154126	 SH	       SOLE			154126	0      0
Symbol Technologies Inc		com	 871508107     721	 73000	 SH	       SOLE			 73000	0      0
TII Network Technologies Inc	com new	 872479209      22	 15000	 SH	       SOLE			 15000	0      0
Technitrol Inc			com	 878555101    1347	 95300	 SH	       SOLE			 95300	0      0
TeleTech Holdings Inc		com	 879939106     251       30850   SH            SOLE                      30850  0      0
Tellabs Inc                     com      879664100     744       85566   SH            SOLE                      85566  0      0
Time Warner Inc                 com      887317105    1086       65000   SH            SOLE                      65000  0      0
Tredegar                        com      895650100     175       11200   SH            SOLE                      11200  0      0
TriPath Technology Inc		com	 89672P104      29	 45000	 SH	       SOLE			 45000	0      0
VA Software Corp		com	 91819B105	34	 19800	 SH	       SOLE			 19800	0      0
Verity Inc			com	 92343C106    1822	207807	 SH	       SOLE			207807	0      0
Vishay Intertechnology Inc	com	 928298108     679	 57200	 SH	       SOLE			 57200	0      0
Vivus Inc			com	 928551100     325	 88100	 SH	       SOLE			 88100	0      0
W-H Energy Svcs Inc		com	 92925E108     676	 27100	 SH	       SOLE			 27100	0      0
WebMD Corp			com	 94769M105    1214	118200	 SH	       SOLE			118200	0      0
WebMethods Inc			com	 94768C108     845	150837	 SH	       SOLE			150837	0      0
Zilog Inc			com	 989524301     397	 94063	 SH	       SOLE			 94063	0      0
Zomax Inc Minn			com	 989929104     460	165477	 SH	       SOLE			165477	0      0
